Annual Fund Operating Expenses - Invesco Nasdaq 100 Index Fund - Class R6	Oct. 13, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.63%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver and/or Expense Reimbursement	0.49%	[2]
Net Expenses (as a percentage of Assets)	0.29%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.